General information and basis of presentation - History and recapitalization of the Group (Details)				12 Months Ended
	Mar. 31, 2020	Feb. 20, 2020	Jan. 31, 2019	Dec. 31, 2020
General information, recapitalization and basis of presentation
ADSs ratio				3
Proportion of ownership interest in associate	40.00%	31.82%	35.00%
Jin Tai Yuan Limited
General information, recapitalization and basis of presentation
Proportion of ownership interest in subsidiary				100.00%